UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06275

T. Rowe Price Balanced Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2023
Semiannual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPBAX Balanced Fund –
.
RBAIX Balanced Fund–
.
I Class

T. ROWE PRICE Balanced Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Balanced Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended June 30,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the six-month period, the technology-oriented Nasdaq Composite Index gained more than 30%, the strongest result of the major benchmarks, as tech companies benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core inflation readings—
which exclude volatile food and energy prices—remained stubbornly high. In response, the Federal Reserve raised its short-term lending benchmark rate to a target range of 5.00% to 5.25% by early May, the highest level since 2007. The
Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come by the end of the year.
In the fixed income market, returns were generally positive across most sectors as investors benefited from the higher interest rates that have become available over the past year. Investment-grade corporate bonds were supported by generally solid balance sheets and were among the strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could weigh on credit conditions.
Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.

T. ROWE PRICE Balanced Fund

We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Balanced Fund
Portfolio Summary

SECURITY DIVERSIFICATION
Balanced Fund

T. ROWE PRICE Balanced Fund

BOND PORTFOLIO PROFILE
Periods Ended 12/31/22 6/30/23
Weighted Average Effective
Duration (years) 5.8 6.0
Weighted Average Maturity
(years) 8.2 8.4
Credit Quality Diversification*
U.S. Government
Agencies** 24.9% 25.9%
U.S. Treasuries*** 23.4  26.5
AAA 5.1  5.1
AA 5.9  5.3
A 13.1  11.7
BBB 13.2  12.3
BB and Below 14.1  12.9
Not Rated 0.3  0.3
Total
100.0% 100.0%
* Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard &
Poor’s nomenclature. If the rating agencies differ, the
highest rating is applied to the security. If a rating is
not available, the security is classified as Not Rated.
T. Rowe Price uses the rating of the underlying
investment vehicle to determine the creditworthiness
of credit default swaps and sovereign securities. The
fund is not rated by any agency.
** U.S. government agency securities are issued or
guaranteed by a U.S. government agency and may
include conventional pass-through securities and
collateralized mortgage obligations; unlike Treasuries,
government agency securities are not issued directly
by the U.S. government and are generally unrated but
may have credit support from the U.S. Treasury (e.g.,
FHLMC and FNMA issues) or a direct government
guarantee (e.g., GNMA issues). Therefore, this
category may include rated and unrated securities.
*** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.

T. ROWE PRICE Balanced Fund

Microsoft
3.2%
T. Rowe Price Real Assets
Fund – I Class
3.2
Apple
2.9
Alphabet
1.9
Amazon.com
1.8
NVIDIA
1.4
Meta Platforms
1.0
UnitedHealth Group
0.7
Tesla
0.7
Visa
0.6
Total
17.4%
U.S. Treasuries
8.8%
Federal National Mortgage
Association – Mortgages
5.8
T. Rowe Price Institutional
High Yield Fund
4.6
Government National
Mortgage Association
2.1
Federal Home Loan
Mortgage Corporation
– Mortgages
0.7
Bank of America
0.2
Morgan Stanley
0.2
Wells Fargo
0.2
Morgan Stanley Bank of
America Merrill Lynch Trust
0.1
General Motors
0.1
Total
22.8%
PORTFOLIO HIGHLIGHTS
LARGEST HOLDINGS
Stocks
Percent of
Net Assets
6/30/23
Bonds
Percent of
Net Assets
6/30/23
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Balanced Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Balanced Fund

BALANCED FUND
Beginning
Account Value
1/1/23
Ending
Account Value
6/30/23
Expenses Paid
During Period*
1/1/23 to 6/30/23
Investor Class
Actual $1,000.00 $1,109.00 $2.88
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.07   2.76
I Class
Actual   1,000.00   1,109.30   2.25
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.66   2.16
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.55%, and
the
2
I Class was 0.43%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Balanced Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 22 .22 $ 28 .20 $ 27 .24 $ 24 .94 $ 21 .39 $ 24 .33
Investment activities
Net investment
income
(1)(2)
0 .26 0 .43 0 .37 0 .40 0 .48 0 .51
Net realized and
unrealized gain/loss 2 .15 ( 5 .29 ) 3 .22 3 .15 3 .92 ( 1 .65 )
Total from
investment activities 2 .41 ( 4 .86 ) 3 .59 3 .55 4 .40 ( 1 .14 )
Distributions
Net investment
income ( 0 .26 ) ( 0 .44 ) ( 0 .38 ) ( 0 .41 ) ( 0 .50 ) ( 0 .50 )
Net realized gain — ( 0 .68 ) ( 2 .25 ) ( 0 .84 ) ( 0 .35 ) ( 1 .30 )
Total distributions ( 0 .26 ) ( 1 .12 ) ( 2 .63 ) ( 1 .25 ) ( 0 .85 ) ( 1 .80 )
NET ASSET VALUE
End of period $ 24 .37 $ 22 .22 $ 28 .20 $ 27 .24 $ 24 .94 $ 21 .39

T. ROWE PRICE Balanced Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
10 .90% ( 17 .26 ) % 13 .36% 14 .57% 20 .74% ( 4 .92 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .60%
(4)
0 .61% 0 .57% 0 .58% 0 .58% 0 .58%
Net expenses after
waivers/payments
by Price Associates 0 .55%
(4)
0 .57% 0 .53% 0 .55% 0 .55% 0 .55%
Net investment
income 2 .27%
(4)
1 .74% 1 .27% 1 .63% 2 .03% 2 .10%
Portfolio turnover rate 20 .6% 97 .7% 91 .9% 75 .7% 53 .3% 68 .2%
Net assets, end of
period (in millions) $2,454 $2,318 $4,224 $4,087 $3,893 $3,400
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Balanced Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 22 .21 $ 28 .20 $ 27 .23 $ 24 .94 $ 21 .39 $ 24 .34
Investment activities
Net investment
income
(1)(2)
0 .28 0 .49 0 .41 0 .43 0 .50 0 .55
Net realized and
unrealized gain/loss 2 .14 ( 5 .31 ) 3 .22 3 .14 3 .94 ( 1 .67 )
Total from
investment activities 2 .42 ( 4 .82 ) 3 .63 3 .57 4 .44 ( 1 .12 )
Distributions
Net investment
income ( 0 .28 ) ( 0 .49 ) ( 0 .41 ) ( 0 .44 ) ( 0 .54 ) ( 0 .53 )
Net realized gain — ( 0 .68 ) ( 2 .25 ) ( 0 .84 ) ( 0 .35 ) ( 1 .30 )
Total distributions ( 0 .28 ) ( 1 .17 ) ( 2 .66 ) ( 1 .28 ) ( 0 .89 ) ( 1 .83 )
NET ASSET VALUE
End of period $ 24 .35 $ 22 .21 $ 28 .20 $ 27 .23 $ 24 .94 $ 21 .39

T. ROWE PRICE Balanced Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
10 .93% ( 17 .12 ) % 13 .51% 14 .67% 20 .94% ( 4 .85 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .47%
(4)
0 .47% 0 .45% 0 .46% 0 .46% 0 .46%
Net expenses after
waivers/payments
by Price Associates 0 .43%
(4)
0 .43% 0 .41% 0 .43% 0 .43% 0 .43%
Net investment
income 2 .40%
(4)
2 .02% 1 .39% 1 .74% 2 .11% 2 .26%
Portfolio turnover rate 20 .6% 97 .7% 91 .9% 75 .7% 53 .3% 68 .2%
Net assets, end of
period (in thousands) $1,802,896 $1,668,770 $1,173,380 $870,716 $734,319 $413,411
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Balanced Fund
June 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 0.9%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C
1.59%, 10/20/25  1,327,110 1,302
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  2,100,000 1,886
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25  (1) 1,165,000 1,127
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33  (1) 252,272 237
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 6.306%, 4/15/35  (1) 2,195,000 2,143
Carmax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  1,205,000 1,101
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,715,000 1,456
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 6.40%, 7/15/36  (1) 1,380,000 1,354
CNH Equipment Trust
Series 2019-C, Class B
2.35%, 4/15/27  2,575,000 2,547
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50  (1) 656,438 581
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51  (1) 1,212,100 1,041
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51  (1) 1,516,900 1,245
Dryden
Series 2020-77A, Class AR, CLO, FRN
3M USD LIBOR + 1.12%, 6.499%, 5/20/34  (1) 1,935,000 1,902
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30  (1) 128,508 125
Exeter Automobile Receivables Trust
Series 2021-2A, Class C
0.98%, 6/15/26  746,714 730

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  915,000 882
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33  (1) 1,665,000 1,504
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35  (1) 2,565,000 2,510
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  1,275,000 1,153
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class D
1.91%, 9/16/27  1,355,000 1,295
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48  (1) 1,890,713 1,762
JPMorgan Chase Bank
Series 2021-2, Class C
0.969%, 12/26/28  (1) 217,728 210
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.276%, 10/15/32  (1) 1,205,000 1,186
MVW
Series 2019-2A, Class A
2.22%, 10/20/38  (1) 740,248 687
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68  (1) 673,949 637
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69  (1) 368,144 326
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B
6.451%, 12/15/32  (1) 1,712,389 1,708
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51  (1) 1,572,036 1,279
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37  (1) 483,972 461
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53  (1) 971,420 866

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53  (1) 1,873,001 1,604
Total Asset-Backed Securities (Cost $39,619) 36,847
BOND MUTUAL FUNDS 4.6%
T. Rowe Price Inflation Protected Bond Fund - I Class, 7.97%  (2)(3) 1,359 15
T. Rowe Price Institutional High Yield Fund - Institutional Class,
8.16%  (2)(3) 26,142,309 196,590
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 7.84%  (2)(3) 23,156 108
Total Bond Mutual Funds (Cost $222,484) 196,713
COMMON STOCKS 61.6%
COMMUNICATION SERVICES 4.6%
Diversified Telecommunication Services 0.5%
AT&T  25,918 413
KT (KRW)  118,675 2,686
Nippon Telegraph & Telephone (JPY)  10,202,500 12,073
Verizon Communications  137,178 5,102
20,274
Entertainment 0.5%
Activision Blizzard  (4) 16,677 1,406
Netflix  (4) 32,110 14,144
Sea, ADR  (4) 28,003 1,625
Walt Disney  (4) 59,556 5,317
22,492
Interactive Media & Services 3.0%
Alphabet, Class A  (4) 152,169 18,215
Alphabet, Class C  (4) 505,006 61,090
Meta Platforms, Class A  (4) 149,633 42,942
NAVER (KRW)  12,174 1,704
Tencent Holdings (HKD)  34,600 1,467
Z Holdings (JPY)  746,300 1,799
127,217
Media 0.2%
Charter Communications, Class A  (4) 1,900 698
Comcast, Class A  23,357 971
CyberAgent (JPY)  321,600 2,351
WPP (GBP)  529,513 5,550
9,570

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wireless Telecommunication Services 0.4%
T-Mobile U.S.  (4) 114,833 15,950
Vodafone Group, ADR  (5) 343,209 3,244
19,194
Total Communication Services 198,747
CONSUMER DISCRETIONARY 6.8%
Automobile Components 0.5%
Aptiv (4) 10,335 1,055
Autoliv, SDR (SEK)  45,240 3,849
Denso (JPY)  80,900 5,457
Dowlais Group (GBP)  (4) 886,427 1,430
Magna International  100,192 5,655
Stanley Electric (JPY)  106,300 2,154
19,600
Automobiles 1.1%
General Motors  66,000 2,545
Honda Motor (JPY)  65,300 1,978
Suzuki Motor (JPY)  85,700 3,108
Tesla  (4) 112,665 29,492
Toyota Motor (JPY)  537,700 8,642
45,765
Broadline Retail 1.9%
Alibaba Group Holding, ADR  (4) 12,523 1,044
Amazon.com  (4) 582,864 75,982
Next (GBP)  49,243 4,318
81,344
Distributors 0.0%
Genuine Parts  2,665 451
451
Diversified Consumer Services 0.1%
Service Corp International  34,857 2,251
2,251
Hotels, Restaurants & Leisure 1.2%
Amadeus IT Group (EUR)  (4) 56,786 4,324
Booking Holdings  (4) 4,514 12,189
Chipotle Mexican Grill  (4) 3,927 8,400
Compass Group (GBP)  280,271 7,849
DoorDash, Class A  (4) 17,228 1,317
Hilton Worldwide Holdings  9,765 1,421
Las Vegas Sands  (4) 25,502 1,479
Marriott International, Class A  3,170 582
McDonald's  31,780 9,483

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Royal Caribbean Cruises  (4) 10,110 1,049
Starbucks  19,451 1,927
Wynn Resorts  8,335 880
50,900
Household Durables 0.4%
NVR (4) 191 1,213
Panasonic Holdings (JPY)  408,800 5,013
Persimmon (GBP)  153,162 1,995
Sony Group (JPY)  80,200 7,240
15,461
Specialty Retail 1.1%
AutoZone (4) 2,080 5,186
Bath & Body Works  20,800 780
Best Buy  23,264 1,907
Burlington Stores  (4) 6,111 962
Home Depot  27,345 8,494
Kingfisher (GBP)  1,879,209 5,538
Lowe's  7,104 1,603
O'Reilly Automotive  (4) 2,461 2,351
Ross Stores  47,950 5,377
TJX  71,222 6,039
Ulta Beauty  (4) 9,554 4,496
Zalando (EUR)  (4) 73,088 2,108
44,841
Textiles, Apparel & Luxury Goods 0.5%
Dr. Martens (GBP)  464,576 723
Kering (EUR)  7,832 4,325
Lululemon Athletica  (4) 7,319 2,770
Moncler (EUR)  74,201 5,134
NIKE, Class B  51,958 5,735
Samsonite International (HKD)  (4) 763,500 2,159
20,846
Total Consumer Discretionary 281,459
CONSUMER STAPLES 4.2%
Beverages 0.9%
Coca-Cola  116,950 7,043
Constellation Brands, Class A  9,624 2,369
Diageo (GBP)  168,655 7,251
Heineken (EUR)  60,444 6,216
Keurig Dr Pepper  47,227 1,477
Kirin Holdings (JPY)  (5) 154,300 2,253
Monster Beverage  (4) 26,728 1,535

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PepsiCo  49,235 9,119
37,263
Consumer Staples Distribution & Retail 0.7%
Costco Wholesale  8,428 4,537
Dollar General  27,798 4,720
Dollar Tree  (4) 6,179 887
Seven & i Holdings (JPY)  156,900 6,778
Sysco  12,281 911
Target  9,389 1,238
Walmart  61,675 9,694
Welcia Holdings (JPY)  66,900 1,394
30,159
Food Products 1.2%
Barry Callebaut (CHF)  1,700 3,284
Darling Ingredients  (4) 5,367 342
General Mills  25,400 1,948
Kraft Heinz  104,017 3,693
Mondelez International, Class A  170,533 12,439
Nestle (CHF)  188,156 22,633
Tyson Foods, Class A  5,400 276
Wilmar International (SGD)  1,751,300 4,934
49,549
Household Products 0.4%
Colgate-Palmolive  19,398 1,495
Kimberly-Clark  2,225 307
Procter & Gamble  104,950 15,925
17,727
Personal Care Products 0.6%
elf Beauty  (4) 3,200 366
Estee Lauder, Class A  6,422 1,261
Kenvue  (4) 127,340 3,364
L'Oreal (EUR)  16,475 7,685
Unilever (GBP)  255,338 13,297
25,973
Tobacco 0.4%
Altria Group  27,434 1,243
Philip Morris International  166,537 16,257
17,500
Total Consumer Staples 178,171
ENERGY 2.4%
Energy Equipment & Services 0.2%
Halliburton  40,257 1,328

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NOV  45,322 727
Schlumberger  93,097 4,573
6,628
Oil, Gas & Consumable Fuels 2.2%
Chesapeake Energy  (5) 2,500 209
Chevron  100,152 15,759
ConocoPhillips  36,524 3,784
EOG Resources  16,506 1,889
EQT  119,800 4,928
Equinor (NOK)  318,872 9,285
Exxon Mobil  208,221 22,332
Hess  10,620 1,444
Kinder Morgan  308,499 5,312
Marathon Petroleum  13,356 1,557
Pioneer Natural Resources  3,946 818
Range Resources  148,900 4,378
Shell, ADR  95,632 5,774
Southwestern Energy  (4) 247,800 1,489
Suncor Energy  (5) 15,800 463
TotalEnergies (EUR)  184,643 10,599
Valero Energy  4,405 517
Williams  54,883 1,791
92,328
Total Energy 98,956
FINANCIALS 10.4%
Banks 3.2%
ANZ Group Holdings (AUD)  203,263 3,218
Bank of America  480,898 13,797
BNP Paribas (EUR)  76,227 4,810
Citigroup  32,585 1,500
DBS Group Holdings (SGD)  157,600 3,680
DNB Bank (NOK)  438,374 8,198
East West Bancorp  16,324 862
Erste Group Bank (EUR)  57,342 2,011
Fifth Third Bancorp  51,978 1,362
Huntington Bancshares  94,376 1,017
ING Groep (EUR)  675,574 9,108
Intesa Sanpaolo (EUR)  799,292 2,096
JPMorgan Chase  164,934 23,988
Lloyds Banking Group (GBP)  6,779,971 3,758
Mitsubishi UFJ Financial Group (JPY)  784,500 5,783
National Bank of Canada (CAD)  96,067 7,157
PNC Financial Services Group  46,307 5,832
Regions Financial  9,700 173

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Standard Chartered (GBP)  324,544 2,824
Sumitomo Mitsui Trust Holdings (JPY)  71,254 2,528
Svenska Handelsbanken, Class A (SEK)  540,414 4,525
Truist Financial  8,000 243
U.S. Bancorp  157,305 5,197
United Overseas Bank (SGD)  292,600 6,072
Wells Fargo  341,398 14,571
Western Alliance Bancorp  6,000 219
134,529
Capital Markets 1.1%
Ares Management, Class A  9,400 906
Bank of New York Mellon  22,700 1,010
BlackRock  1,300 898
Bridgepoint Group (GBP)  642,572 1,653
Brookfield (CAD)  105,300 3,545
Cboe Global Markets  6,193 855
Charles Schwab  78,170 4,431
CME Group  6,175 1,144
Goldman Sachs Group  21,249 6,853
Intercontinental Exchange  16,385 1,853
Julius Baer Group (CHF)  68,877 4,347
Macquarie Group (AUD)  31,215 3,714
MarketAxess Holdings  1,500 392
Moody's  4,201 1,461
Morgan Stanley  63,873 5,455
MSCI  3,102 1,456
S&P Global  13,677 5,483
XP, Class A  (4)(5) 90,100 2,114
47,570
Consumer Finance 0.2%
American Express  47,412 8,259
Capital One Financial  3,200 350
Discover Financial Services  3,600 421
9,030
Financial Services 3.0%
Adyen (EUR)  (4) 2,262 3,917
Affirm Holdings  (4) 18,400 282
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $1,137  (6)(7) 298,203 525
Apollo Global Management  13,157 1,011
Berkshire Hathaway, Class B  (4) 80,375 27,408
Block, Class A  (4) 13,999 932
Challenger (AUD)  325,045 1,407
Corebridge Financial  203,610 3,596

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Element Fleet Management (CAD)  (5) 442,710 6,744
Equitable Holdings  54,632 1,484
Fidelity National Information Services  37,900 2,073
Fiserv  (4) 126,495 15,957
FleetCor Technologies  (4) 21,186 5,320
Global Payments  20,537 2,023
Housing Development Finance (INR)  117,254 4,043
Mastercard, Class A  56,557 22,244
Mitsubishi HC Capital (JPY)  368,200 2,186
Visa, Class A  115,430 27,412
128,564
Insurance 2.9%
AIA Group (HKD)  319,000 3,240
Allstate  33,335 3,635
American International Group  52,995 3,049
AXA (EUR)  373,006 11,023
Chubb  76,607 14,751
Definity Financial (CAD)  55,310 1,468
Hartford Financial Services Group  78,134 5,627
Marsh & McLennan  29,170 5,486
MetLife  206,162 11,654
Munich Re (EUR)  31,922 11,984
PICC Property & Casualty, Class H (HKD)  2,610,000 2,906
Ping An Insurance Group, Class H (HKD)  245,500 1,568
Progressive  65,050 8,611
RenaissanceRe Holdings  6,833 1,275
Sampo, Class A (EUR)  134,190 6,027
Storebrand (NOK)  503,026 3,923
Sun Life Financial (CAD)  126,250 6,581
Tokio Marine Holdings (JPY)  291,900 6,729
Travelers  37,860 6,575
Zurich Insurance Group (CHF)  15,852 7,541
123,653
Total Financials 443,346
HEALTH CARE 8.9%
Biotechnology 0.5%
AbbVie  37,136 5,003
Amgen  28,676 6,367
Apellis Pharmaceuticals  (4) 3,800 346
Biogen  (4) 2,960 843
Genmab (DKK)  (4) 5,460 2,069
Gilead Sciences  15,327 1,181
Moderna  (4) 3,092 376
Regeneron Pharmaceuticals  (4) 5,793 4,163

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vertex Pharmaceuticals  (4) 7,933 2,792
23,140
Health Care Equipment & Supplies 1.7%
Abbott Laboratories  19,880 2,167
Alcon (CHF)  42,138 3,496
Align Technology  (4) 2,317 819
Baxter International  31,100 1,417
Becton Dickinson & Company  31,780 8,390
Boston Scientific  (4) 10,900 590
DENTSPLY SIRONA  12,280 491
Dexcom  (4) 13,452 1,729
Elekta, Class B (SEK)  368,962 2,854
EssilorLuxottica (EUR)  24,781 4,673
GE HealthCare Technologies  68,670 5,579
Intuitive Surgical  (4) 39,427 13,482
Koninklijke Philips (EUR)  (4) 207,400 4,494
Medtronic  62,942 5,545
Siemens Healthineers (EUR)  113,884 6,454
STERIS  4,518 1,017
Stryker  20,864 6,365
Teleflex  8,791 2,128
Zimmer Biomet Holdings  11,732 1,708
73,398
Health Care Providers & Services 2.2%
AmerisourceBergen  66,125 12,724
Cigna Group  9,022 2,532
Elevance Health  50,060 22,241
Fresenius (EUR)  139,740 3,876
HCA Healthcare  22,924 6,957
Humana  21,137 9,451
McKesson  4,594 1,963
Molina Healthcare  (4) 3,517 1,059
UnitedHealth Group  64,104 30,811
91,614
Health Care Technology 0.0%
Veeva Systems, Class A  (4) 6,897 1,364
1,364
Life Sciences Tools & Services 0.8%
Agilent Technologies  13,930 1,675
Avantor  (4) 32,500 667
Charles River Laboratories International  (4) 2,800 589
Danaher  50,140 12,034
Evotec (EUR)  (4) 83,281 1,876
ICON  (4) 1,300 325

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Illumina  (4) 2,990 561
IQVIA Holdings  (4) 2,100 472
Thermo Fisher Scientific  32,487 16,950
West Pharmaceutical Services  1,162 444
35,593
Pharmaceuticals 3.7%
Astellas Pharma (JPY)  509,300 7,585
AstraZeneca, ADR  279,513 20,005
Bayer (EUR)  117,556 6,507
Bristol-Myers Squibb  8,148 521
Eli Lilly  56,081 26,301
GSK, ADR  110,486 3,938
Johnson & Johnson  127,705 21,138
Merck  101,607 11,724
Novartis (CHF)  118,708 11,968
Novo Nordisk, ADR  8,727 1,412
Novo Nordisk, Class B (DKK)  49,383 7,977
Otsuka Holdings (JPY)  (5) 96,800 3,551
Pfizer  53,985 1,980
Roche Holding (CHF)  42,606 13,015
Sanofi (EUR)  127,239 13,698
Viatris  158,438 1,581
Zoetis  32,815 5,651
158,552
Total Health Care 383,661
INDUSTRIALS & BUSINESS SERVICES 5.8%
Aerospace & Defense 0.8%
Boeing (4) 9,468 1,999
General Dynamics  11,969 2,575
Howmet Aerospace  3,000 149
Huntington Ingalls Industries  2,900 660
L3Harris Technologies  46,880 9,178
Melrose Industries (GBP)  823,567 5,306
Northrop Grumman  8,165 3,722
Raytheon Technologies  20,182 1,977
Safran (EUR)  36,248 5,680
TransDigm Group  3,917 3,503
34,749
Air Freight & Logistics 0.0%
FedEx  5,779 1,433
1,433
Building Products 0.1%
Carrier Global  96,118 4,778

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Johnson Controls International  7,945 542
Trane Technologies  2,590 495
5,815
Commercial Services & Supplies 0.1%
Cintas  3,518 1,749
Copart  (4) 7,650 698
Republic Services  4,500 689
Waste Connections  9,745 1,393
4,529
Construction & Engineering 0.1%
WillScot Mobile Mini Holdings  (4) 3,200 153
Worley (AUD)  421,102 4,446
4,599
Electrical Equipment 1.1%
ABB (CHF)  211,924 8,337
AMETEK  41,407 6,703
Eaton  44,982 9,046
Emerson Electric  3,100 280
Hubbell  8,701 2,885
Legrand (EUR)  61,284 6,080
Mitsubishi Electric (JPY)  506,700 7,163
Prysmian (EUR)  164,619 6,885
Rockwell Automation  1,772 584
47,963
Ground Transportation 0.8%
Canadian Pacific Kansas City  3,671 297
Central Japan Railway (JPY)  21,600 2,706
CSX  276,298 9,422
JB Hunt Transport Services  6,553 1,186
Norfolk Southern  19,386 4,396
Old Dominion Freight Line  11,938 4,414
Saia  (4) 3,313 1,134
Union Pacific  43,796 8,962
32,517
Industrial Conglomerates 1.4%
3M  6,100 611
DCC (GBP)  56,612 3,167
General Electric  172,746 18,976
Honeywell International  35,933 7,456
Roper Technologies  15,229 7,322
Siemens (EUR)  131,673 21,950
59,482

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Machinery 0.6%
Caterpillar  3,400 837
Cummins  17,518 4,295
Deere  3,600 1,459
Dover  7,900 1,166
Ingersoll Rand  25,073 1,639
KION Group (EUR)  67,096 2,705
Otis Worldwide  14,440 1,285
PACCAR  10,747 899
SMC (JPY)  3,600 2,001
Stanley Black & Decker  24,559 2,301
THK (JPY)  76,100 1,566
Westinghouse Air Brake Technologies  35,800 3,926
24,079
Passenger Airlines 0.0%
Alaska Air Group  (4) 2,800 149
Southwest Airlines  18,879 684
United Airlines Holdings  (4) 8,100 444
1,277
Professional Services 0.3%
Broadridge Financial Solutions  5,203 862
Paycom Software  1,495 480
Recruit Holdings (JPY)  130,600 4,168
TechnoPro Holdings (JPY)  149,800 3,259
Teleperformance (EUR)  18,810 3,155
11,924
Trading Companies & Distributors 0.5%
Ashtead Group (GBP)  82,863 5,745
Bunzl (GBP)  86,401 3,293
Mitsubishi (JPY)  113,700 5,497
Sumitomo (JPY)  248,800 5,278
United Rentals  503 224
20,037
Total Industrials & Business Services 248,404
INFORMATION TECHNOLOGY 14.1%
Communications Equipment 0.2%
Arista Networks  (4) 6,457 1,046
Cisco Systems  19,387 1,003
LM Ericsson, Class B (SEK)  (5) 867,555 4,714
6,763
Electronic Equipment, Instruments & Components 0.4%
Amphenol, Class A  493 42

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hamamatsu Photonics (JPY)  73,400 3,603
Largan Precision (TWD)  19,000 1,303
Murata Manufacturing (JPY)  78,300 4,498
Omron (JPY)  41,700 2,561
TE Connectivity  34,390 4,820
Teledyne Technologies  (4) 3,287 1,351
Trimble  (4) 16,201 858
19,036
IT Services 0.6%
Accenture, Class A  28,514 8,799
Cognizant Technology Solutions, Class A  6,306 412
MongoDB  (4) 9,060 3,723
NTT Data Group (JPY)  425,800 5,970
Shopify, Class A  (4) 55,860 3,608
Snowflake, Class A  (4) 7,226 1,272
23,784
Semiconductors & Semiconductor Equipment 4.9%
Advanced Micro Devices  (4) 73,712 8,396
Applied Materials  45,600 6,591
ASML Holding (EUR)  19,898 14,432
ASML Holding  12,636 9,158
Broadcom  30,319 26,300
Enphase Energy  (4) 1,800 301
Entegris  8,580 951
First Solar  (4) 1,200 228
Intel  47,300 1,582
KLA  6,710 3,254
Lam Research  19,030 12,234
Lattice Semiconductor  (4) 8,100 778
Marvell Technology  45,728 2,734
Micron Technology  78,391 4,947
Monolithic Power Systems  8,631 4,663
NVIDIA  138,594 58,628
NXP Semiconductors  55,148 11,288
ON Semiconductor  (4) 16,936 1,602
QUALCOMM  20,100 2,393
Renesas Electronics (JPY)  (4) 196,400 3,706
SolarEdge Technologies  (4) 1,601 431
Taiwan Semiconductor Manufacturing (TWD)  809,969 14,963
Taiwan Semiconductor Manufacturing, ADR  20,331 2,052
Texas Instruments  58,151 10,468
Tokyo Electron (JPY)  37,200 5,358
207,438

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Software 4.9%
Adobe (4) 13,031 6,372
Atlassian, Class A  (4) 12,325 2,068
BILL Holdings  (4) 17,342 2,026
Cadence Design Systems  (4) 9,541 2,238
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $668  (4)(6)(7) 392 278
Confluent, Class A  (4) 23,811 841
Crowdstrike Holdings, Class A  (4) 5,212 765
Datadog, Class A  (4) 11,260 1,108
Descartes Systems Group  (4) 7,225 579
DocuSign  (4) 28,800 1,471
Fair Isaac  (4) 400 324
Fortinet  (4) 32,734 2,474
Gen Digital  67,700 1,256
Gusto, Acquisition Date: 10/4/21, Cost $216  (4)(6)(7) 7,517 142
Intuit  24,155 11,068
Microsoft  402,679 137,128
Salesforce  (4) 30,758 6,498
SAP (EUR)  62,689 8,564
ServiceNow  (4) 25,955 14,586
Synopsys  (4) 21,859 9,518
Zoom Video Communications, Class A  (4) 2,732 185
209,489
Technology Hardware, Storage & Peripherals 3.1%
Apple  626,970 121,614
Pure Storage, Class A  (4) 47,529 1,750
Samsung Electronics (KRW)  167,011 9,196
Western Digital  (4) 19,328 733
133,293
Total Information Technology 599,803
MATERIALS 2.1%
Chemicals 1.2%
Air Liquide (EUR)  37,686 6,758
Air Products & Chemicals  1,082 324
Akzo Nobel (EUR)  56,111 4,587
Asahi Kasei (JPY)  390,400 2,644
BASF (EUR)  75,835 3,684
CF Industries Holdings  12,268 852
Covestro (EUR)  (4) 79,512 4,137
FMC  3,000 313
Johnson Matthey (GBP)  144,454 3,207
Linde  22,190 8,456
Nutrien  95,588 5,645
RPM International  7,271 652

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sherwin-Williams  16,369 4,346
Tosoh (JPY)  39,200 464
Umicore (EUR)  115,328 3,225
49,294
Construction Materials 0.0%
Vulcan Materials  4,415 995
995
Containers & Packaging 0.1%
Amcor, CDI (AUD)  158,743 1,576
Avery Dennison  3,739 642
Ball  16,955 987
Packaging Corp. of America  2,448 324
Sealed Air  9,280 371
Westrock  14,313 416
4,316
Metals & Mining 0.7%
Antofagasta (GBP)  241,514 4,491
BHP Group (AUD)  65,946 1,983
BHP Group (GBP)  176,683 5,273
Freeport-McMoRan  83,200 3,328
IGO (AUD)  939,498 9,589
Newmont  8,600 367
Rio Tinto (AUD)  23,401 1,792
South32 (AUD)  1,184,240 2,981
Steel Dynamics  3,300 360
30,164
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  315,200 3,657
West Fraser Timber  (5) 8,550 735
4,392
Total Materials 89,161
REAL ESTATE 0.9%
Health Care Real Estate Investment Trusts 0.0%
Welltower, REIT  14,935 1,208
1,208
Industrial Real Estate Investment Trusts 0.2%
Prologis, REIT  45,759 5,611
Rexford Industrial Realty, REIT  18,970 991
6,602

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Office Real Estate Investment Trusts 0.0%
Great Portland Estates (GBP)  336,747 1,781
1,781
Real Estate Management & Development 0.1%
CoStar Group  (4) 3,621 322
Mitsui Fudosan (JPY)  288,000 5,740
6,062
Residential Real Estate Investment Trusts 0.1%
American Homes 4 Rent, Class A, REIT  11,200 397
AvalonBay Communities, REIT  4,667 883
Equity LifeStyle Properties, REIT  46,991 3,143
Essex Property Trust, REIT  2,558 600
Sun Communities, REIT  2,290 299
5,322
Retail Real Estate Investment Trusts 0.1%
Scentre Group (AUD)  2,121,663 3,752
Simon Property Group, REIT  6,185 714
4,466
Specialized Real Estate Investment Trusts 0.4%
American Tower, REIT  7,988 1,549
Equinix, REIT  2,068 1,621
Extra Space Storage, REIT  4,188 623
Life Storage, REIT  14,012 1,863
Public Storage, REIT  16,712 4,878
SBA Communications, REIT  6,140 1,423
Weyerhaeuser, REIT  98,020 3,285
15,242
Total Real Estate 40,683
UTILITIES 1.4%
Electric Utilities 0.8%
Constellation Energy  67,136 6,146
Entergy  13,519 1,316
Evergy  52,889 3,090
FirstEnergy  71,227 2,769
NextEra Energy  90,171 6,691
PG&E  (4) 170,972 2,955
Southern  141,143 9,915
Xcel Energy  3,600 224
33,106
Gas Utilities 0.0%
Beijing Enterprises Holdings (HKD)  387,500 1,406
1,406

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Independent Power & Renewable Electricity Producers 0.1%
Electric Power Development (JPY)  151,000 2,223
2,223
Multi-Utilities 0.5%
Ameren  28,350 2,315
CMS Energy  20,585 1,209
Dominion Energy  59,206 3,066
DTE Energy  16,563 1,822
Engie (EUR)  541,017 9,010
National Grid (GBP)  380,032 5,039
Sempra Energy  5,765 839
WEC Energy Group  1,639 145
23,445
Total Utilities 60,180
Total Common Stocks (Cost $1,397,617) 2,622,571
CONVERTIBLE PREFERRED STOCKS 0.0%
INFORMATION TECHNOLOGY 0.0%
Software 0.0%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $43  (4)(6)(7) 25 18
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $3  (4)(6)(7) 2 2
Databricks, Series G, Acquisition Date: 2/1/21, Cost $229  (4)(6)(7) 3,879 284
Databricks, Series H, Acquisition Date: 8/31/21, Cost $625  (4)(6)
(7) 8,505 622
Gusto, Series E, Acquisition Date: 7/13/21, Cost $317  (4)(6)(7) 10,431 196
Total Information Technology 1,122
Total Convertible Preferred Stocks (Cost $1,217) 1,122
CORPORATE BONDS 7.1%
Abbott Laboratories, 3.40%, 11/30/23  1,281,000 1,270
AbbVie, 2.95%, 11/21/26  920,000 858
AbbVie, 3.20%, 5/14/26  420,000 398
AbbVie, 4.50%, 5/14/35  1,900,000 1,801
AbbVie, 4.70%, 5/14/45  915,000 831
ABN AMRO Bank, 4.75%, 7/28/25  (1) 940,000 905
AerCap Ireland Capital, 2.45%, 10/29/26  935,000 834
AerCap Ireland Capital, 5.75%, 6/6/28  (5) 1,840,000 1,821
AerCap Ireland Capital, 6.50%, 7/15/25  365,000 366
AHS Hospital, 5.024%, 7/1/45  1,600,000 1,552
AIA Group, 3.20%, 3/11/25  (1) 1,020,000 982
Alcon Finance, 2.60%, 5/27/30  (1) 1,300,000 1,107

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Alexandria Real Estate Equities, 3.95%, 1/15/27  655,000 621
Allstate, 5.55%, 5/9/35  1,000,000 1,009
Ally Financial, 2.20%, 11/2/28  700,000 559
Altria Group, 2.35%, 5/6/25  415,000 391
Amazon.com, 2.80%, 8/22/24  1,055,000 1,026
Amazon.com, 3.875%, 8/22/37  1,645,000 1,500
America Movil SAB de CV, 2.875%, 5/7/30  2,525,000 2,196
America Movil SAB de CV, 6.375%, 3/1/35  300,000 326
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26  711,671 630
American Airlines PTT, Series 2016-1, Class B, 5.25%, 1/15/24  1,189,837 1,160
American Honda Finance, 0.75%, 8/9/24  2,335,000 2,217
Amgen, 2.77%, 9/1/53  447,000 277
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  2,120,000 2,226
APA Infrastructure, 4.25%, 7/15/27  (1)(5) 620,000 590
Appalachian Power, 4.45%, 6/1/45  2,450,000 2,027
Apple, 1.65%, 5/11/30  (5) 2,345,000 1,974
AT&T, 2.25%, 2/1/32  (5) 1,400,000 1,109
AT&T, 3.50%, 6/1/41  680,000 520
Atmos Energy, 4.15%, 1/15/43  1,500,000 1,280
AutoZone, 3.125%, 4/21/26  650,000 614
Baidu, 3.875%, 9/29/23  2,000,000 1,990
Banco Santander, 3.49%, 5/28/30  200,000 174
Banco Santander Chile, 2.70%, 1/10/25  (1) 1,322,000 1,265
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25  (1) 1,110,000 1,099
Bank of America, 4.20%, 8/26/24  600,000 589
Bank of America, 6.11%, 1/29/37  900,000 948
Bank of America, 6.75%, 6/1/28  700,000 747
Bank of America, VR, 2.299%, 7/21/32  (8) 2,240,000 1,791
Bank of America, VR, 2.676%, 6/19/41  (5)(8) 3,450,000 2,422
Bank of America, Series N, VR, 2.651%, 3/11/32  (5)(8) 2,325,000 1,920
Bank of Montreal, 2.65%, 3/8/27  2,035,000 1,852
Banner Health, 1.897%, 1/1/31  670,000 539
Barclays, VR, 2.852%, 5/7/26  (8) 1,880,000 1,759
BAT Capital, 4.39%, 8/15/37  1,385,000 1,107
Baylor Scott & White Holdings, 3.967%, 11/15/46  1,850,000 1,522
Becton Dickinson & Company, 2.823%, 5/20/30  1,380,000 1,204
Becton Dickinson & Company, 3.70%, 6/6/27  1,956,000 1,860
Berkshire Hathaway Energy, 5.15%, 11/15/43  (5) 1,350,000 1,254
BNP Paribas, VR, 2.219%, 6/9/26  (1)(8) 1,315,000 1,218
BNP Paribas, VR, 2.871%, 4/19/32  (1)(8) 3,100,000 2,523
Boardwalk Pipelines, 4.45%, 7/15/27  385,000 367
Boardwalk Pipelines, 4.95%, 12/15/24  780,000 766
Booking Holdings, 3.65%, 3/15/25  1,515,000 1,471
Boston Properties, 3.125%, 9/1/23  625,000 622
Boston Properties, 3.65%, 2/1/26  1,165,000 1,079

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BPCE, 4.00%, 9/12/23  (1) 1,350,000 1,344
BPCE, 4.50%, 3/15/25  (1) 1,000,000 960
BPCE, 5.70%, 10/22/23  (1) 1,700,000 1,689
Brighthouse Financial Global Funding, 1.55%, 5/24/26  (1) 1,110,000 979
Brixmor Operating Partnership, 3.90%, 3/15/27  565,000 518
Brixmor Operating Partnership, 4.125%, 6/15/26  1,220,000 1,138
Burlington Northern Santa Fe, 4.375%, 9/1/42  1,400,000 1,263
Burlington Northern Santa Fe, 6.15%, 5/1/37  650,000 716
Cameron LNG, 2.902%, 7/15/31  (1) 575,000 495
Cameron LNG, 3.701%, 1/15/39  (1) 475,000 391
Canadian Natural Resources, 2.95%, 7/15/30  1,700,000 1,461
Canadian Pacific Railway, 1.75%, 12/2/26  930,000 831
Canadian Pacific Railway, 3.50%, 5/1/50  1,695,000 1,301
Capital One Financial, 3.65%, 5/11/27  1,215,000 1,122
Cardinal Health, 3.41%, 6/15/27  1,570,000 1,475
Cardinal Health, 3.75%, 9/15/25  1,005,000 968
Carvana, 10.25%, 5/1/30  (1) 1,225,000 943
Celulosa Arauco y Constitucion, 4.20%, 1/29/30  (1) 505,000 451
Charter Communications Operating, 3.70%, 4/1/51  1,425,000 903
Charter Communications Operating, 4.908%, 7/23/25  2,465,000 2,416
Cigna Group, 3.00%, 7/15/23  810,000 809
Cigna Group, 3.75%, 7/15/23  1,252,000 1,250
Citigroup, VR, 2.976%, 11/5/30  (8) 2,750,000 2,381
Citigroup, VR, 4.075%, 4/23/29  (5)(8) 2,000,000 1,881
CMS Energy, 4.70%, 3/31/43  840,000 734
CMS Energy, 4.875%, 3/1/44  1,200,000 1,085
CNO Global Funding, 2.65%, 1/6/29  (1) 3,255,000 2,727
Coca-Cola Europacific Partners, 1.50%, 1/15/27  (1) 2,400,000 2,116
Comcast, 4.15%, 10/15/28  2,455,000 2,377
CommonSpirit Health, 2.76%, 10/1/24  960,000 925
CommonSpirit Health, 2.782%, 10/1/30  755,000 634
Corebridge Financial, 4.40%, 4/5/52  4,505,000 3,495
Cox Communications, 2.95%, 10/1/50  (1) 2,775,000 1,722
CRH America Finance, 3.95%, 4/4/28  (1) 2,600,000 2,456
Crown Castle, 2.25%, 1/15/31  1,440,000 1,173
Crown Castle, 2.90%, 3/15/27  735,000 672
Crown Castle Towers, 3.663%, 5/15/25  (1) 485,000 459
CVS Health, 1.875%, 2/28/31  1,745,000 1,384
CVS Health, 2.70%, 8/21/40  660,000 461
Daimler Trucks Finance North America, 3.65%, 4/7/27  (1) 2,155,000 2,034
Danske Bank, VR, 3.244%, 12/20/25  (1)(8) 2,940,000 2,794
Discover Bank, 2.70%, 2/6/30  (5) 2,000,000 1,603
Discover Financial Services, 3.75%, 3/4/25  590,000 561
Duke Energy, 2.65%, 9/1/26  640,000 592
Duke Energy, 3.75%, 9/1/46  500,000 377
Elevance Health, 4.65%, 1/15/43  915,000 829

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Enbridge, 4.00%, 10/1/23  690,000 687
Enbridge, 4.25%, 12/1/26  590,000 567
Enbridge Energy Partners, 5.50%, 9/15/40  245,000 231
Energy Transfer, 3.75%, 5/15/30  765,000 690
Energy Transfer, 5.25%, 4/15/29  (5) 1,225,000 1,192
Eni, Series X-R, 4.00%, 9/12/23  (1) 780,000 775
Equitable Financial Life Global Funding, 1.40%, 7/7/25  (1) 780,000 710
ERAC USA Finance, 3.85%, 11/15/24  (1) 435,000 423
ERAC USA Finance, 4.50%, 2/15/45  (1) 505,000 441
Essex Portfolio, 2.65%, 3/15/32  (5) 1,430,000 1,145
Fidelity National Financial, 4.50%, 8/15/28  2,065,000 1,956
First American Financial, 4.60%, 11/15/24  415,000 405
FirstEnergy Transmission, 4.35%, 1/15/25  (1) 1,310,000 1,276
Fiserv, 3.20%, 7/1/26  1,100,000 1,032
GATX, 4.35%, 2/15/24  2,105,000 2,081
General Motors, 4.00%, 4/1/25  (5) 1,120,000 1,084
General Motors Financial, 2.40%, 4/10/28  3,205,000 2,758
George Washington University, Series 2014, 4.30%, 9/15/44  975,000 861
Goldman Sachs Group, 6.75%, 10/1/37  700,000 753
Goldman Sachs Group, VR, 2.615%, 4/22/32  (5)(8) 1,300,000 1,063
Goldman Sachs Group, VR, 2.908%, 7/21/42  (8) 1,710,000 1,205
Hasbro, 3.00%, 11/19/24  (5) 1,550,000 1,489
Hasbro, 3.55%, 11/19/26  1,760,000 1,635
HCA, 4.125%, 6/15/29  1,895,000 1,750
HCA, 4.375%, 3/15/42  (1) 775,000 636
Healthcare Realty Holdings, 3.625%, 1/15/28  1,075,000 948
Healthpeak OP, 2.125%, 12/1/28  655,000 550
Healthpeak OP, 2.875%, 1/15/31  360,000 302
High Street Funding Trust I, 4.111%, 2/15/28  (1) 1,800,000 1,672
HSBC Bank USA, 5.875%, 11/1/34  950,000 925
Humana, 2.15%, 2/3/32  1,145,000 903
Humana, 3.70%, 3/23/29  1,120,000 1,023
Hyundai Capital America, 2.00%, 6/15/28  (1) 2,435,000 2,047
Iberdrola International, 6.75%, 9/15/33  1,000,000 1,056
Illinois Tool Works, 3.90%, 9/1/42  1,200,000 1,050
Interpublic Group, 4.20%, 4/15/24  293,000 288
Jackson National Life Global Funding, 1.75%, 1/12/25  (1) 3,430,000 3,184
JDE Peet's, 1.375%, 1/15/27  (1) 2,240,000 1,926
John Deere Capital, 2.125%, 3/7/25  1,955,000 1,857
JPMorgan Chase, VR, 2.956%, 5/13/31  (8) 3,820,000 3,268
Kilroy Realty, 3.45%, 12/15/24  1,350,000 1,276
Kilroy Realty, 4.375%, 10/1/25  480,000 446
L3Harris Technologies, 3.832%, 4/27/25  570,000 553
Liberty Mutual Group, 4.85%, 8/1/44  (1) 1,700,000 1,424
M&T Bank, 3.55%, 7/26/23  2,740,000 2,731
Marsh & McLennan, 3.50%, 6/3/24  3,060,000 2,996

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mayo Clinic, Series 2013, 4.00%, 11/15/47  1,500,000 1,255
McDonald's, 1.45%, 9/1/25  (5) 940,000 867
MedStar Health, Series 20A, 3.626%, 8/15/49  905,000 676
Micron Technology, 4.185%, 2/15/27  880,000 843
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28  (1) 2,640,000 2,494
Mississippi Power, 3.95%, 3/30/28  1,435,000 1,349
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25  2,200,000 2,074
Moody's, 2.00%, 8/19/31  2,195,000 1,765
Morgan Stanley, 4.30%, 1/27/45  1,150,000 1,005
Morgan Stanley, 6.25%, 8/9/26  755,000 770
Morgan Stanley, VR, 3.217%, 4/22/42  (8) 1,445,000 1,090
NextEra Energy Capital Holdings, 2.44%, 1/15/32  1,895,000 1,536
NiSource, 3.49%, 5/15/27  1,730,000 1,624
NiSource, 3.95%, 3/30/48  1,775,000 1,415
Nucor, 2.70%, 6/1/30  (5) 455,000 395
Nucor, 3.95%, 5/1/28  2,140,000 2,030
Nutrien, 4.00%, 12/15/26  830,000 795
Omnicom Group, 3.60%, 4/15/26  830,000 796
O'Reilly Automotive, 3.60%, 9/1/27  (5) 1,825,000 1,721
PACCAR Financial, 0.90%, 11/8/24  2,875,000 2,702
Pacific Gas & Electric, 2.10%, 8/1/27  1,340,000 1,147
Packaging Corp. of America, 3.65%, 9/15/24  785,000 765
PayPal Holdings, 2.40%, 10/1/24  2,720,000 2,614
Perrigo Finance Unlimited, 4.65%, 6/15/30  1,510,000 1,327
Pioneer Natural Resources, 1.125%, 1/15/26  755,000 680
PPL Capital Funding, 3.10%, 5/15/26  2,200,000 2,074
Pricoa Global Funding I, 3.45%, 9/1/23  (1) 2,650,000 2,640
Principal Financial Group, 3.40%, 5/15/25  2,460,000 2,356
Public Storage, 1.95%, 11/9/28  1,210,000 1,036
QUALCOMM, 3.25%, 5/20/27  1,120,000 1,060
Realty Income, 3.10%, 12/15/29  2,130,000 1,862
Realty Income, 3.95%, 8/15/27  1,490,000 1,410
RELX Capital, 3.00%, 5/22/30  945,000 841
Republic Services, 3.375%, 11/15/27  1,045,000 982
Rogers Communications, 3.625%, 12/15/25  610,000 576
Rogers Communications, 4.50%, 3/15/42  (1) 2,935,000 2,429
Roper Technologies, 2.95%, 9/15/29  (5) 380,000 334
Roper Technologies, 3.80%, 12/15/26  1,085,000 1,035
Ross Stores, 1.875%, 4/15/31  450,000 355
Sabine Pass Liquefaction, 4.20%, 3/15/28  1,335,000 1,262
Sabine Pass Liquefaction, 4.50%, 5/15/30  560,000 531
Santander Holdings USA, VR, 2.49%, 1/6/28  (8) 1,365,000 1,178
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28  (8) 1,605,000 1,399
SBA Tower Trust, 2.836%, 1/15/25  (1) 1,135,000 1,070
Sempra Energy, 3.30%, 4/1/25  835,000 801
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23  1,138,000 1,130

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Simon Property Group, 2.65%, 2/1/32  (5) 1,810,000 1,464
Simon Property Group, 3.80%, 7/15/50  1,865,000 1,377
SMBC Aviation Capital Finance, 4.125%, 7/15/23  (1) 422,000 422
Spectra Energy Partners, 3.375%, 10/15/26  480,000 450
Spectra Energy Partners, 4.75%, 3/15/24  1,145,000 1,133
Standard Chartered, VR, 1.822%, 11/23/25  (1)(8) 2,005,000 1,877
Standard Chartered, VR, 2.608%, 1/12/28  (1)(8) 1,000,000 886
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23  2,045,000 2,038
Tampa Electric, 6.15%, 5/15/37  1,000,000 1,016
Teachers Insurance & Annuity Assn. of America, 4.90%,
9/15/44  (1) 1,800,000 1,630
Texas Instruments, 1.375%, 3/12/25  (5) 650,000 610
Thomson Reuters, 3.35%, 5/15/26  405,000 384
Time Warner Cable, 6.55%, 5/1/37  450,000 429
Time Warner Cable, 6.75%, 6/15/39  530,000 509
TJX, 1.60%, 5/15/31  (5) 375,000 304
Toronto-Dominion Bank, 3.50%, 7/19/23  1,235,000 1,234
TotalEnergies Capital International, 2.986%, 6/29/41  2,630,000 1,990
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  1,645,000 1,389
Transurban Finance, 2.45%, 3/16/31  (1) 1,445,000 1,174
Transurban Finance, 3.375%, 3/22/27  (1) 395,000 370
Transurban Finance, 4.125%, 2/2/26  (1) 335,000 320
Travelers, 6.25%, 6/15/37  750,000 824
Trinity Health, 4.125%, 12/1/45  725,000 623
UBS Group, VR, 2.593%, 9/11/25  (1)(8) 2,095,000 1,986
United Airlines PTT, Series 2019-1, Class AA, 4.15%, 8/25/31  948,855 864
UnitedHealth Group, 3.75%, 7/15/25  645,000 628
Verizon Communications, 2.10%, 3/22/28  460,000 404
Verizon Communications, 2.65%, 11/20/40  2,470,000 1,710
Verizon Communications, 4.00%, 3/22/50  2,000,000 1,616
Verizon Communications, 4.272%, 1/15/36  870,000 782
Vistra Operations, 3.55%, 7/15/24  (1) 1,370,000 1,323
VMware, 1.40%, 8/15/26  3,125,000 2,756
Vodafone Group, 4.25%, 9/17/50  775,000 623
Vodafone Group, 4.875%, 6/19/49  2,045,000 1,808
Volkswagen Group of America Finance, 3.35%, 5/13/25  (1) 1,395,000 1,334
Vulcan Materials, 4.50%, 6/15/47  590,000 510
Walt Disney, 3.70%, 10/15/25  525,000 509
Warnermedia Holdings, 5.05%, 3/15/42  1,570,000 1,315
Waste Connections, 3.20%, 6/1/32  2,315,000 2,012
Weibo, 3.50%, 7/5/24  (5) 1,390,000 1,357
Wells Fargo, VR, 2.393%, 6/2/28  (8) 3,915,000 3,488
Wells Fargo, VR, 3.068%, 4/30/41  (8) 3,995,000 2,939
Williams, 5.10%, 9/15/45  1,735,000 1,552
Willis North America, 4.50%, 9/15/28  1,370,000 1,293
Woodside Finance, 3.70%, 9/15/26  (1) 738,000 694

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Woodside Finance, 3.70%, 3/15/28  (1) 1,187,000 1,086
Workday, 3.70%, 4/1/29  750,000 694
WP Carey, 3.85%, 7/15/29  1,470,000 1,324
WPP Finance 2010, 3.75%, 9/19/24  1,310,000 1,269
Total Corporate Bonds (Cost $338,282) 301,655
EQUITY MUTUAL FUNDS 3.2%
T. Rowe Price Real Assets Fund - I Class  (2) 9,908,407 134,358
Total Equity Mutual Funds (Cost $118,761) 134,358
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.3%
Autoridad del Canal de Panama, 4.95%, 7/29/35  (1) 510,000 486
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29  (1) 2,645,000 2,327
Province of British Columbia Canada, 4.20%, 7/6/33  2,648,000 2,632
Republic of Colombia, 4.00%, 2/26/24  275,000 271
Republic of Panama, 3.298%, 1/19/33  2,100,000 1,761
Republic of Poland, 3.25%, 4/6/26  1,030,000 993
United Mexican States, 2.659%, 5/24/31  (5) 3,439,000 2,867
United Mexican States, 3.50%, 2/12/34  2,315,000 1,945
Total Foreign Government Obligations & Municipalities (Cost
$14,869) 13,282
MUNICIPAL SECURITIES 0.9%
California 0.2%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  2,900,000 2,261
California, Build America, GO, 7.625%, 3/1/40  2,200,000 2,765
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%,
3/1/33  (9) 695,000 687
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40  1,000,000 1,190
Univ. of California Regents, Series J, 4.131%, 5/15/45  365,000 329
Univ. of California Regents, Build America, 5.77%, 5/15/43  750,000 811
8,043
Illinois 0.0%
Chicago O'Hare Int'l Airport, Build America, Series B, 6.395%,
1/1/40  755,000 864
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%, 1/1/30  975,000 840
Illinois Toll Highway Auth., Build America, Series A, 6.184%,
1/1/34  470,000 511
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  500,000 535
2,750

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Maryland 0.1%
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
4.665%, 7/1/36  1,800,000 1,720
1,720
Michigan 0.1%
Detroit City School Dist., Qualified School Construction Bonds,
GO, 6.645%, 5/1/29  2,000,000 2,159
2,159
New Jersey 0.0%
New Jersey Turnpike Auth., Build America, Series F, 7.414%,
1/1/40  415,000 520
520
New York 0.1%
Metropolitan Transportation Auth., Build America, 7.336%,
11/15/39  240,000 298
Metropolitan Transportation Auth., Build America, Series A-1,
5.871%, 11/15/39  700,000 692
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
Build America, 5.508%, 8/1/37  950,000 988
New York City Water & Sewer System, Build America, 6.011%,
6/15/42  245,000 280
New York State Dormitory Auth., Build America, Series F, 5.628%,
3/15/39  1,300,000 1,354
Port Auth. of New York & New Jersey, 3.139%, 2/15/51  800,000 600
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  1,400,000 1,403
5,615
Ohio 0.0%
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29  1,225,000 1,199
1,199
Pennsylvania 0.0%
Philadelphia Auth. for IDA, 3.964%, 4/15/26  600,000 581
581
South Carolina 0.1%
South Carolina Public Service Auth., Series C, 5.784%, 12/1/41  2,000,000 2,098
2,098
Texas 0.1%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  1,820,000 1,329
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  1,155,000 967
Houston Airport System Revenue, Series C, 2.385%, 7/1/31  685,000 575
Tarrant County Cultural Ed. Fac. Fin., Series A, 4.366%, 11/15/47  1,200,000 1,031
Texas Private Activity Bond Surface Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  1,900,000 1,539
5,441

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Utah 0.0%
Utah Transit Auth., Build America, Series B, 5.937%, 6/15/39  900,000 977
977
Virginia 0.1%
Univ. of Virginia, Series B, 2.584%, 11/1/51  3,675,000 2,442
Virginia Commonwealth Transportation Board, Build America,
Series B, 5.35%, 5/15/35  690,000 706
Virginia Public Building Auth., Build America, Series B-2, 5.90%,
8/1/30  695,000 736
3,884
Wisconsin 0.1%
PFA, Bayhealth Medical Center, Series B, 3.405%, 7/1/51  2,910,000 2,061
2,061
Total Municipal Securities (Cost $40,527) 37,048
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 2.4%
Angel Oak Mortgage Trust, Series 2020-6, Class A2, CMO, ARM,
1.518%, 5/25/65  (1) 286,219 252
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO, ARM,
0.909%, 1/25/66  (1) 1,019,421 837
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO, ARM,
0.985%, 4/25/66  (1) 953,389 776
Angel Oak Mortgage Trust, Series 2023-3, Class A1, CMO, STEP,
4.80%, 9/26/67  (1) 2,020,000 1,910
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3,
CMO, ARM, 2.189%, 9/25/51  (1) 1,011,671 844
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 7.421%, 11/15/34  (1) 605,000 290
BBCMS Mortgage Trust, Series 2020-BID, Class A, ARM, 1M USD
LIBOR + 2.14%, 7.333%, 10/15/37  (1) 2,590,000 2,431
BFLD, Series 2019-DPLO, Class C, ARM, 1M TSFR + 1.654%,
6.801%, 10/15/34  (1) 2,080,000 2,046
BIG Commercial Mortgage Trust, Series 2022-BIG, Class A, ARM,
1M TSFR + 1.342%, 6.489%, 2/15/39  (1) 3,395,000 3,302
BWAY Mortgage Trust, Series 2022-26BW, Class A, 3.402%,
2/10/44  (1) 2,025,000 1,532
BX Commercial Mortgage Trust, Series 2022-LP2, Class C, ARM,
1M TSFR + 1.562%, 6.709%, 2/15/39  (1) 3,379,340 3,199
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class
65A, ARM, 4.411%, 5/15/52  (1) 800,000 711
Chase Home Lending Mortgage Trust, Series 2023-RPL1, Class
A1, CMO, ARM, 3.50%, 6/25/62  (1) 2,989,869 2,668
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class
AS, 4.026%, 5/10/47  235,000 228

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50  (1) 961,738 797
Cold Storage Trust, Series 2020-ICE5, Class B, ARM, 1M USD
LIBOR + 1.30%, 6.493%, 11/15/37  (1) 2,118,345 2,081
Commercial Mortgage Trust, Series 2015-LC21, Class A4, 3.708%,
7/10/48  3,700,000 3,522
Commercial Mortgage Trust, Series 2017-PANW, Class A, 3.244%,
10/10/29  (1) 2,160,000 2,022
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1,
CMO, ARM, SOFR30A + 1.00%, 6.067%, 12/25/41  (1) 398,596 394
Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1,
CMO, ARM, SOFR30A + 2.30%, 7.367%, 1/25/43  (1) 1,009,053 1,013
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1,
CMO, ARM, SOFR30A + 2.30%, 7.367%, 5/25/43  (1) 2,507,118 2,519
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1,
CMO, ARM, SOFR30A + 1.90%, 6.967%, 6/25/43  (1) 1,010,000 1,010
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1,
CMO, ARM, 0.899%, 4/25/66  (1) 380,397 320
Ellington Financial Mortgage Trust, Series 2019-2, Class A3, CMO,
ARM, 3.046%, 11/25/59  (1) 197,995 180
Ellington Financial Mortgage Trust, Series 2021-2, Class A1, CMO,
ARM, 0.931%, 6/25/66  (1) 559,851 443
Extended Stay America Trust, Series 2021-ESH, Class B, ARM, 1M
USD LIBOR + 1.38%, 6.574%, 7/15/38  (1) 1,180,579 1,152
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K057, Class A1, 2.206%, 6/25/25  618,479 598
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K068, Class A1, 2.952%, 2/25/27  793,105 765
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K137, Class A2, ARM, 2.347%, 11/25/31  10,510,000 8,933
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K-150, Class A2, ARM, 3.71%, 9/25/32  4,580,000 4,313
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K-156, Class A2, ARM, 4.43%, 4/25/60  3,645,000 3,630
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, CMO, ARM,
2.50%, 7/25/51  (1) 2,427,079 1,948
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C,
3.75%, 12/10/36  (1) 2,635,000 2,489
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57  (1) 89,655 80
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M TSFR +
1.747%, 6.894%, 12/15/36  (1) 1,130,000 1,108
GS Mortgage Securities Trust, Series 2015-GC32, Class A4,
3.764%, 7/10/48  950,000 905
GS Mortgage Securities Trust, Series 2018-GS9, Class A4, ARM,
3.992%, 3/10/51  1,250,000 1,162

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 2.927%, 10/25/50  (1) 297,377 250
JPMorgan Barclays Bank Commercial Mortgage Securities Trust,
Series 2015-C31, Class A3, 3.801%, 8/15/48  2,105,214 1,983
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-609M, Class A, ARM, 1M USD LIBOR + 1.37%,
6.564%, 10/15/33  (1) 2,510,000 2,283
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-OPO, Class B, 3.377%, 1/5/39  (1) 760,000 596
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50  (1) 585,001 512
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50  (1) 677,722 598
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B,
ARM, 1M TSFR + 1.215%, 6.362%, 4/15/38  (1) 3,595,000 3,514
Mill City Mortgage Loan Trust, Series 2018-1, Class A1, CMO,
ARM, 3.25%, 5/25/62  (1) 323,355 311
Morgan Stanley Bank of America Merrill Lynch Trust, Series  2014-
C17, Class B, ARM, 4.464%, 8/15/47  1,670,000 1,592
Morgan Stanley Bank of America Merrill Lynch Trust, Series  2015-
C24, Class AS, ARM, 4.036%, 5/15/48  1,375,000 1,300
Morgan Stanley Bank of America Merrill Lynch Trust, Series  2015-
C27, Class AS, 4.068%, 12/15/47  2,775,000 2,571
Morgan Stanley Bank of America Merrill Lynch Trust, Series  2016-
C30, Class A5, 2.86%, 9/15/49  495,000 448
Morgan Stanley Capital I Trust, Series 2014-150E, Class A,
3.912%, 9/9/32  (1) 2,140,000 1,722
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A4, ARM,
3.779%, 5/15/48  1,440,000 1,366
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class D, ARM,
3.283%, 11/10/36  (1) 2,090,000 1,835
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-2,
Class A9, CMO, ARM, 2.50%, 5/25/51  (1) 501,534 387
New Residential Mortgage Loan Trust, Series 2022-INV1, Class A4,
CMO, ARM, 3.00%, 3/25/52  (1) 1,779,403 1,432
OBX Trust, Series 2019-EXP3, Class 1A9, CMO, ARM, 3.50%,
10/25/59  (1) 172,852 154
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M USD
LIBOR + 1.10%, 6.25%, 10/25/59  (1) 71,130 69
Provident Funding Mortgage Trust, Series 2019-1, Class B1, CMO,
ARM, 3.198%, 12/25/49  (1) 1,274,086 1,037
PSMC Trust, Series 2021-2, Class A3, CMO, ARM, 2.50%,
5/25/51  (1) 2,024,813 1,751
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO, ARM,
4.00%, 6/25/48  (1) 182,892 169
SFO Commercial Mortgage Trust, Series 2021-555, Class B, ARM,
1M TSFR + 1.614%, 6.693%, 5/15/38  (1) 1,560,000 1,275

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59  (1) 31,833 31
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
CMO, ARM, 2.916%, 9/27/49  (1) 677,592 639
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A1,
CMO, ARM, 1.027%, 11/25/55  (1) 362,675 320
Structured Agency Credit Risk Debt Notes, Series 2021-DNA3,
Class M2, CMO, ARM, SOFR30A + 2.10%, 7.167%, 10/25/33  (1) 835,000 819
Structured Agency Credit Risk Debt Notes, Series 2021-DNA6,
Class M2, CMO, ARM, SOFR30A + 1.50%, 6.567%, 10/25/41  (1) 1,100,000 1,072
Structured Agency Credit Risk Debt Notes, Series 2021-DNA7,
Class M1, CMO, ARM, SOFR30A + 0.85%, 5.917%, 11/25/41  (1) 1,574,457 1,555
Structured Agency Credit Risk Debt Notes, Series 2022-DNA3,
Class M1A, CMO, ARM, SOFR30A + 2.00%, 7.067%, 4/25/42  (1) 1,907,135 1,912
Structured Agency Credit Risk Debt Notes, Series 2022-HQA1,
Class M1A, CMO, ARM, SOFR30A + 2.10%, 7.167%, 3/25/42  (1) 1,545,264 1,548
Structured Agency Credit Risk Debt Notes, Series 2023-DNA1,
Class M1A, CMO, ARM, SOFR30A + 2.10%, 7.167%, 3/25/43  (1) 160,177 160
Structured Agency Credit Risk Debt Notes, Series 2023-DNA2,
Class M1A, CMO, ARM, SOFR30A + 2.10%, 7.167%, 4/25/43  (1) 665,030 667
Towd Point Mortgage Trust, Series 2017-1, Class A1, CMO, ARM,
2.75%, 10/25/56  (1) 24,840 24
Towd Point Mortgage Trust, Series 2017-6, Class A1, CMO, ARM,
2.75%, 10/25/57  (1) 316,452 299
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO, ARM,
3.00%, 1/25/58  (1) 148,330 142
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
2.642%, 11/25/59  (1) 288,129 275
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 2.692%, 11/25/59  (1) 536,116 512
Verus Securitization Trust, Series 2021-1, Class A1, CMO, ARM,
0.815%, 1/25/66  (1) 488,412 411
Verus Securitization Trust, Series 2021-7, Class A1, CMO, ARM,
1.829%, 10/25/66  (1) 2,772,167 2,348
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO,
STEP, 5.999%, 2/25/68  (1) 1,209,889 1,198
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class B,
ARM, 4.723%, 3/15/47  610,000 586
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$112,558) 104,083

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Dr. Ing. h.c. F. Porsche (EUR)  38,206 4,746
Total Consumer Discretionary 4,746
Total Preferred Stocks (Cost $3,078) 4,746
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 8.1%
U.S. Government Agency Obligations 6.1%
Federal Home Loan Mortgage
2.50%, 5/1/30  738,837 687
3.00%, 1/1/29 - 8/1/43  3,188,692 2,891
3.50%, 3/1/42 - 3/1/46  5,194,823 4,851
4.00%, 9/1/40 - 6/1/42  1,631,519 1,570
4.50%, 6/1/39 - 5/1/42  954,810 942
5.00%, 12/1/35 - 8/1/40  429,107 431
5.50%, 1/1/38 - 12/1/39  139,647 143
6.00%, 2/1/28 - 8/1/38  14,733 15
6.50%, 8/1/32  6,683 7
7.00%, 6/1/32  11,876 12
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.726%, 4.074%, 7/1/35  21,798 22
12M USD LIBOR + 1.75%, 4.127%, 2/1/35  13,379 13
12M USD LIBOR + 1.827%, 4.201%, 2/1/37  20,286 20
12M USD LIBOR + 1.93%, 4.187%, 12/1/36  36,263 36
12M USD LIBOR + 2.03%, 4.276%, 11/1/36  21,009 21
1Y CMT + 2.25%, 4.782%, 10/1/36  5,502 6
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  618,772 120
Federal Home Loan Mortgage, UMBS
1.50%, 4/1/37  1,316,843 1,136
2.00%, 3/1/42 - 5/1/52  21,259,921 17,485
2.50%, 11/1/36 - 5/1/52  33,869,508 28,868
3.00%, 11/1/34 - 6/1/52  5,220,776 4,633
3.50%, 6/1/33  274,001 263
4.00%, 12/1/49 - 2/1/50  1,783,746 1,696
4.50%, 9/1/37 - 5/1/50  203,110 198
5.00%, 10/1/51 - 9/1/52  2,318,944 2,274
Federal National Mortgage Assn.
3.50%, 6/1/42 - 1/1/44  2,187,222 2,032
4.00%, 11/1/40  635,462 604
4.50%, 7/1/40  469,008 456

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.553%, 3.807%, 7/1/35  9,010 9
12M USD LIBOR + 1.855%, 4.105%, 1/1/37  2,935 3
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  8,701,443 7,382
2.00%, 4/1/37 - 5/1/52  61,182,816 50,434
2.50%, 10/1/31 - 4/1/52  30,304,696 26,191
3.00%, 1/1/27 - 12/1/51  32,463,201 29,288
3.50%, 11/1/26 - 1/1/52  18,178,542 16,928
4.00%, 11/1/40 - 9/1/52  13,052,214 12,466
4.50%, 4/1/37 - 8/1/52  9,144,108 8,920
5.00%, 2/1/34 - 8/1/52  1,959,441 1,961
5.50%, 2/1/35 - 5/1/44  2,208,292 2,261
6.00%, 3/1/28 - 2/1/53  5,845,252 5,997
6.50%, 3/1/24 - 8/1/38  228,672 238
7.00%, 9/1/25 - 4/1/32  15,954 15
7.50%, 9/1/26  89 —
8.00%, 8/1/24 - 7/1/26  142 —
UMBS, TBA  (10)
2.00%, 7/1/38 - 7/1/53  16,100,000 13,655
2.50%, 7/1/53  3,880,000 3,290
5.00%, 7/1/53  1,940,000 1,901
5.50%, 7/1/53  3,325,000 3,309
6.50%, 7/1/53  2,890,000 2,951
258,631
U.S. Government Obligations 2.0%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  1,376,572 1,182
2.00%, 3/20/51 - 3/20/52  18,744,693 15,774
2.50%, 8/20/50 - 1/20/52  19,373,619 16,785
3.00%, 9/15/42 - 6/20/52  15,492,898 13,921
3.50%, 9/15/41 - 1/20/49  9,898,682 9,287
4.00%, 2/15/41 - 10/20/52  7,760,519 7,426
4.50%, 6/15/39 - 10/20/52  5,801,179 5,662
5.00%, 12/20/34 - 6/20/49  4,434,343 4,441
5.50%, 2/20/34 - 3/20/49  1,388,521 1,408
6.00%, 8/20/34 - 4/15/36  56,134 59
6.50%, 5/15/24 - 3/15/26  332 —
7.00%, 12/20/52 - 1/20/53  1,112,729 1,140
7.50%, 5/15/24 - 9/15/26  2,699 1
8.00%, 10/15/23 - 11/15/25  4,055 4
8.50%, 6/20/25 - 6/20/26  1,710 2
Government National Mortgage Assn., ARM, 1Y CMT + 1.50%,
2.625%, 8/20/23  5 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  147,984 135

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
3.50%, 10/20/50  1,010,000 850
Government National Mortgage Assn., TBA  (10)
5.50%, 7/20/53  7,300,000 7,266
6.00%, 7/20/53  1,610,000 1,621
6.50%, 7/20/53  585,000 595
87,559
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $375,812) 346,190
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 8.7%
U.S. Treasury Obligations 8.7%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,715,000 1,111
U.S. Treasury Bonds, 1.375%, 8/15/50  2,415,000 1,403
U.S. Treasury Bonds, 1.75%, 8/15/41  4,815,000 3,383
U.S. Treasury Bonds, 1.875%, 2/15/41  4,545,000 3,301
U.S. Treasury Bonds, 1.875%, 2/15/51  8,550,000 5,662
U.S. Treasury Bonds, 2.00%, 2/15/50  24,845,000 17,027
U.S. Treasury Bonds, 2.00%, 8/15/51  6,795,000 4,631
U.S. Treasury Bonds, 2.25%, 2/15/52  4,225,000 3,053
U.S. Treasury Bonds, 2.375%, 5/15/51  3,665,000 2,724
U.S. Treasury Bonds, 2.50%, 2/15/46  2,975,000 2,289
U.S. Treasury Bonds, 2.75%, 8/15/47  16,080,000 12,929
U.S. Treasury Bonds, 2.875%, 8/15/45  (11) 4,185,000 3,453
U.S. Treasury Bonds, 3.00%, 11/15/44  2,990,000 2,530
U.S. Treasury Bonds, 3.00%, 5/15/45  10,640,000 8,981
U.S. Treasury Bonds, 3.00%, 11/15/45  11,185,000 9,430
U.S. Treasury Bonds, 3.00%, 2/15/47  1,150,000 968
U.S. Treasury Bonds, 3.00%, 2/15/48  2,000,000 1,686
U.S. Treasury Bonds, 3.00%, 8/15/48  3,905,000 3,294
U.S. Treasury Bonds, 3.00%, 8/15/52  1,565,000 1,331
U.S. Treasury Bonds, 3.375%, 8/15/42  1,755,000 1,592
U.S. Treasury Bonds, 3.625%, 2/15/53  1,320,000 1,267
U.S. Treasury Bonds, 3.625%, 5/15/53  4,265,000 4,101
U.S. Treasury Bonds, 3.875%, 2/15/43  1,500,000 1,463
U.S. Treasury Bonds, 4.00%, 11/15/52  3,985,000 4,094
U.S. Treasury Notes, 0.375%, 11/30/25  29,325,000 26,466
U.S. Treasury Notes, 0.625%, 5/15/30  16,700,000 13,381
U.S. Treasury Notes, 0.75%, 3/31/26  5,970,000 5,395
U.S. Treasury Notes, 0.75%, 8/31/26  7,815,000 6,970
U.S. Treasury Notes, 0.75%, 1/31/28  1,185,000 1,016
U.S. Treasury Notes, 0.875%, 6/30/26  41,745,000 37,610
U.S. Treasury Notes, 0.875%, 11/15/30  5,770,000 4,670
U.S. Treasury Notes, 1.125%, 2/15/31  7,555,000 6,214
U.S. Treasury Notes, 1.875%, 2/28/27  28,890,000 26,488

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 1.875%, 2/15/32  7,175,000 6,146
U.S. Treasury Notes, 2.25%, 8/15/27  27,540,000 25,457
U.S. Treasury Notes, 2.75%, 7/31/27  6,145,000 5,794
U.S. Treasury Notes, 2.75%, 8/15/32  16,360,000 15,000
U.S. Treasury Notes, 2.875%, 5/15/32  2,930,000 2,717
U.S. Treasury Notes, 3.375%, 5/15/33  15,360,000 14,815
U.S. Treasury Notes, 3.50%, 2/15/33  3,285,000 3,201
U.S. Treasury Notes, 3.625%, 5/31/28  19,595,000 19,169
U.S. Treasury Notes, 3.875%, 4/30/25  12,570,000 12,326
U.S. Treasury Notes, 4.00%, 2/29/28  4,225,000 4,195
U.S. Treasury Notes, 4.125%, 9/30/27  8,000,000 7,955
U.S. Treasury Notes, 4.125%, 10/31/27  21,610,000 21,495
U.S. Treasury Notes, 4.125%, 11/15/32  2,850,000 2,913
371,096
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $416,330) 371,096
SHORT-TERM INVESTMENTS 2.8%
Money Market Funds 2.8%
T. Rowe Price Treasury Reserve Fund, 5.11%  (2)(12) 117,997,314 117,997
Total Short-Term Investments (Cost $117,997) 117,997
SECURITIES LENDING COLLATERAL 0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 5.13%  (2)(12) 10,480,682 10,481
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 10,481

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 5.13%  (2)(12) 27,384,401 27,384
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 27,384
Total Securities Lending Collateral (Cost $37,865) 37,865
Total Investments in Securities
101.6% of Net Assets
(Cost $3,237,016) $ 4,325,573
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$164,987 and represents 3.9% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) See Note 4. All or a portion of this security is on loan at June 30, 2023.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$2,067 and represents 0.0% of net assets.
(7) See Note 2. Level 3 in fair value hierarchy.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Insured by Assured Guaranty Municipal Corporation
(10) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $34,588 and represents 0.8% of net assets.
(11) At June 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(12) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
IDA Industrial Development Authority/Agency
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
PFA Public Finance Authority/Agency
PTC Pass-Through Certificate
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Balanced Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 584 U.S. Treasury Notes five year contracts 9/23 62,542 $ (1,193)
Long, 56 U.S. Treasury Notes ten year contracts 9/23 6,287 (108)
Long, 78 U.S. Treasury Notes two year contracts 9/23 15,861 (228)
Net payments (receipts) of variation margin to date 1,534
Variation margin receivable (payable) on open futures contracts $ 5

T. ROWE PRICE Balanced Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I
Class, 7.97%  $ — $ 1 $ —
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 8.16%  (5,928) 10,573 6,716
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, 7.84%  — — —
T. Rowe Price Real Assets Fund - I Class  (359) 2,107 —
T. Rowe Price Government Reserve Fund, 5.13% — — — ++
T. Rowe Price Treasury Reserve Fund, 5.11% — — 2,138
Totals $ (6,287) # $ 12,681 $ 8,854 +

T. ROWE PRICE Balanced Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
T. Rowe Price Inflation
Protected Bond Fund - I Class,
7.97%  $ 14 $ — $ — $ 15
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
8.16%  214,481 6,714 35,178 196,590
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, 7.84%  108 — — 108
T. Rowe Price Real Assets Fund
- I Class  131,450 4,000 3,199 134,358
T. Rowe Price Government
Reserve Fund, 5.13% 15,456 ¤ ¤ 37,865
T. Rowe Price Treasury Reserve
Fund, 5.11% 81,872 ¤ ¤ 117,997
Total $ 486,933 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $8,854 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $497,107.

T. ROWE PRICE Balanced Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $3,237,016) $ 4,325,573
Receivable for investment securities sold 30,644
Interest and dividends receivable 10,276
Receivable for shares sold 5,452
Foreign currency (cost $1,081) 1,078
Cash 7
Variation margin receivable on futures contracts 5
Other assets 6,171
Total assets 4,379,206
Liabilities
Payable for investment securities purchased 76,768
Obligation to return securities lending collateral 37,865
Payable for shares redeemed 5,406
Investment management fees payable 1,361
Due to affiliates 216
Payable to directors 4
Other liabilities 419
Total liabilities 122,039
NET ASSETS $ 4,257,167

T. ROWE PRICE Balanced Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 1,063,154
Paid-in capital applicable to 174,728,978 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 3,194,013
NET ASSETS $ 4,257,167
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $2,454,271; Shares outstanding: 100,700,675) $ 24.37
I Class
(Net assets: $1,802,896; Shares outstanding: 74,028,303) $ 24.35

T. ROWE PRICE Balanced Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $2,190) $ 30,921
    Interest 26,839
Securities lending 142
Other 3
Total income 57,905
Expenses
Investment management 8,951
Shareholder servicing
Investor Class $ 1,671
I Class 135 1,806
Prospectus and shareholder reports
Investor Class 47
I Class 16 63
Custody and accounting 196
Proxy and annual meeting 39
Registration 37
Legal and audit 31
Directors 7
Miscellaneous 31
Waived / paid by Price Associates (914)
Total expenses 10,247
Net investment income 47,658

T. ROWE PRICE Balanced Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $14) 61,614
Futures (32)
Foreign currency transactions (121)
Net realized gain 61,461
Change in net unrealized gain / loss
Securities 318,675
Futures (1,564)
Other assets and liabilities denominated in foreign currencies 91
Change in net unrealized gain / loss 317,202
Net realized and unrealized gain / loss 378,663
INCREASE IN NET ASSETS FROM OPERATIONS
$ 426,321

T. ROWE PRICE Balanced Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 47,658 $ 83,216
Net realized gain 61,461 25,806
Change in net unrealized gain / loss 317,202 (1,031,259)
Increase (decrease) in net assets from operations 426,321 (922,237)
Distributions to shareholders
Net earnings
Investor Class (26,533) (116,625)
I Class (20,495) (86,391)
Decrease in net assets from distributions (47,028) (203,016)
Capital share transactions
*
Shares sold
Investor Class 137,158 302,049
I Class 91,332 1,158,107
Distributions reinvested
Investor Class 25,544 112,380
I Class 19,706 83,453
Shares redeemed
Investor Class (246,186) (1,576,814)
I Class (136,218) (364,462)
Decrease in net assets from capital share
transactions (108,664) (285,287)

T. ROWE PRICE Balanced Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Net Assets
Increase (decrease) during period 270,629 (1,410,540)
Beginning of period 3,986,538 5,397,078
End of period $ 4,257,167 $ 3,986,538
*Share information (000s)
Shares sold
Investor Class 5,842 12,101
I Class 3,895 45,305
Distributions reinvested
Investor Class 1,078 4,973
I Class 832 3,683
Shares redeemed
Investor Class (10,513) (62,548)
I Class (5,844) (15,453)
Decrease in shares outstanding (4,710) (11,939)

T. ROWE PRICE Balanced Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Balanced Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities. The fund has two classes of shares: the Balanced Fund (Investor Class) and the Balanced Fund–I Class
(I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes;
and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss

T. ROWE PRICE Balanced Fund

from securities. Distributions to shareholders are recorded on the ex-dividend date.
Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further

T. ROWE PRICE Balanced Fund

amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Balanced Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Balanced Fund

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Balanced Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,210,201 $ — $ 1,210,201
Bond Mutual Funds 196,713 — — 196,713
Common Stocks 1,890,382 731,244 945 2,622,571
Convertible Preferred Stocks — — 1,122 1,122
Equity Mutual Funds 134,358 — — 134,358
Preferred Stocks — 4,746 — 4,746
Short-Term Investments 117,997 — — 117,997
Securities Lending Collateral 37,865 — — 37,865
Total $ 2,377,315 $ 1,946,191 $ 2,067 $ 4,325,573
Liabilities
Futures Contracts* $ 1,529 $ — $ — $ 1,529
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Balanced Fund

within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
*
Liabilities
Interest rate derivatives Futures $ 1,529
Total $ 1,529
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Balanced Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of
Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of
June 30, 2023, securities valued at $1,124,000 had been posted by the fund for exchange-
traded and/or centrally cleared derivatives.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Interest rate derivatives $ (32)
Total $ (32)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (1,564)
Total $ (1,564)

T. ROWE PRICE Balanced Fund

Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended
June 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 1% and 2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain

T. ROWE PRICE Balanced Fund

securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped
MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-
only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-
than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The
fund enters into to-be-announced (TBA) purchase or sale commitments (collectively,
TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With
TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including

T. ROWE PRICE Balanced Fund

rate and mortgage term, and be within industry-accepted “good delivery” standards.
The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling”
the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the fund has entered into Master Securities Forward
Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of June 30, 2023, securities valued at $151,000 had been posted by the fund to counterparties for MSFTA Transactions. No collateral was pledged by counterparties to the fund for MSFTA Transactions as of June 30, 2023.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral

T. ROWE PRICE Balanced Fund

are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2023, the value of loaned securities was $33,390,000;
the value of cash collateral and related investments was $37,865,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $482,955,000 and $697,476,000, respectively, for the six months ended June 30, 2023. Purchases and sales of U.S. government securities aggregated $351,298,000 and $279,861,000, respectively, for the six months ended
June 30, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $3,295,145,000. Net unrealized gain aggregated $1,028,904,000 at period-end, of which $1,280,390,000 related to appreciated investments and $251,486,000 related to depreciated investments.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards

T. ROWE PRICE Balanced Fund

are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2023, the effective annual group fee rate was 0.29%.
The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
I Class
Expense limitation/I Class Limit 0.05%
Repayment date 04/30/24
(Waived)/repaid during the period ($000s) $—

T. ROWE PRICE Balanced Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
June 30, 2023, expenses incurred pursuant to these service agreements were $60,000 for
Price Associates; $704,000 for T. Rowe Price Services, Inc.; and $397,000 for T. Rowe
Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.

T. ROWE PRICE Balanced Fund

The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets.
Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying
Price Fund(s) for the six months ended June 30, 2023, are as follows:
Total management fee waived was allocated ratably in the amounts of $529,000 and
$385,000 for the Investor Class and I Class, respectively, for the six months ended
June 30, 2023.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2023, this reimbursement amounted to $49,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
($000s) Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Inflation Protected Bond Fund - I Class 0.17% $ —
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 500
T. Rowe Price Limited Duration Inflation Focused Bond
Fund - I Class 0.25% —
T. Rowe Price Real Assets Fund - I Class 0.64% 414
Total Management Fee Waived $ 91 4

T. ROWE PRICE Balanced Fund

NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Balanced Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 87,637,117 1,667,398
Mark J. Parrell 87,891,026 1,402,759
Kellye L. Walker 87,949,083 1,357,583
Eric L. Veiel 88,020,241 1,293,800

T. ROWE PRICE Balanced Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the
Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for

T. ROWE PRICE Balanced Fund

various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Balanced Fund

In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The peer groups constructed by Broadridge consisted of mixed-asset target allocation growth funds, and the information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile
(Expense Group); the fund’s actual management fee rate ranked in the first quintile
(Expense Group and Expense Universe); and the fund’s total expenses ranked in the second quintile (Expense Group) and first quintile (Expense Universe). At the request of the Adviser, Broadridge also constructed peer groups consisting of balanced funds, and the information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group); the fund’s actual management fee rate ranked in the second quintile (Expense Group) and first quintile (Expense Universe);
and the fund’s total expenses ranked in the first quintile (Expense Group and Expense
Universe).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Balanced Fund

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the
Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F68-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Balanced Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023